Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings
Balance value at Dec. 31, 2015	$ 540,871	$ 0	$ 1	$ 540,870	$ 0
Balance, shares at Dec. 31, 2015		4,000	9,985,533
Redemption of puttable common stock, shares			(26,667)
Conversion of Series A preferred stock into common stock, value		(3,000)
Conversion of Series A preferred stock into common stock, shares			80,000
Stock based compensation, value	864			864
Dividend paid/ declared	(31,682)				(31,682)
Net (loss)/ income	62,878				62,878
Balance value at Dec. 31, 2016	572,931	$ 0	$ 1	541,734	31,196
Balance, shares at Dec. 31, 2016		1,000	10,038,866
Redemption of puttable common stock, shares			(16,667)
Stock based compensation, value	57			57
Stock issued during period, Restricted stock awards			118,328
Dividend paid/ declared	(31,614)			(23,706)	(7,908)
Net (loss)/ income	(78,899)				(78,899)
Balance value at Dec. 31, 2017	462,475	$ 0	$ 1	518,085	(55,611)
Balance, shares at Dec. 31, 2017		1,000	10,140,527
Common shares issued for the acquisition of 41.03% of Navios Maritime Midstream Partners L.P. (“Navios Midstream”), net of expenses, value	22,514			22,514
Common shares issued for the acquisition of 41.03% of Navios Maritime Midstream Partners L.P. (“Navios Midstream”), net of expenses, shares			3,683,284
Acquisition of treasury stock, value	(7,127)			(7,127)
Acquisition of treasury stock, shares			(672,153)
Stock based compensation, value	1,076			1,076
Stock issued during period, Restricted stock awards			129,269
Dividend paid/ declared	(12,213)			(12,213)
Net (loss)/ income	(86,373)				(86,373)
Balance value at Dec. 31, 2018	$ 380,352	$ 0	$ 1	$ 522,335	$ (141,984)
Balance, shares at Dec. 31, 2018		1,000	13,280,927